Other Payables - Schedule of Other Payables (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Abstract]
Payables for cash-settled share-based payment transactions (Note 19)	$ 701,582	$ 1,073,593
Payables for salaries and bonuses	1,387,416	1,492,325
Interest payables	142,083	735,510
Payables for professional fees	507,340	837,803
Others	79,488	141,178
Other Payables	$ 2,817,909	$ 4,280,409